RELATED PARTY TRANSACTIONS (Narrative) (Details)			1 Months Ended	12 Months Ended
	Oct. 10, 2019 share	Feb. 06, 2019 CAD ($) USD ($) share $ / shares	Jan. 24, 2020 share $ / shares	Jan. 31, 2020 $ / shares	Jan. 31, 2020 USD ($) share	Jan. 31, 2019 CAD ($) share $ / shares	Jan. 31, 2019 USD ($) share	Jan. 31, 2018 CAD ($) share $ / shares shares	Jan. 31, 2018 USD ($) share shares	Feb. 19, 2020 share	Feb. 04, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Number of options granted | share	1,020,000	710,000	100,000		1,830,000	2,115,000	2,115,000	515,000	515,000
Exercise price | $ / shares		$ 1.11	$ 0.80	$ 1.14		$ 2.75		$ 0.65
Share based compensation expense					$ 95,613		$ 2,824,852		$ 0
Shares issued for debt settlement									$ 65,192
Number of shares issued for accounts payable and accrued liabilities (in shares) | shares								360,000	360,000
Exercisable on or before June 25, 2021
Disclosure of transactions between related parties [line items]
Number of options granted | share						965,000	965,000
Exercise price | $ / shares						$ 2.80
Share based compensation expense						$ 1,825,245
Exercisable on or before June 27, 2021
Disclosure of transactions between related parties [line items]
Number of options granted | share						100,000	100,000
Exercise price | $ / shares						$ 2.80
Share based compensation expense						$ 180,818
SDP Development Group, LLC ("SDP") | Major business combination
Disclosure of transactions between related parties [line items]
Number of shares issued in consideration | share										7,132,041
Phantom Farms
Disclosure of transactions between related parties [line items]
Amount paid to purchase consideration							$ 900,000
Consideration transferred, acquisition-date fair value											$ 10,539,260
Director
Disclosure of transactions between related parties [line items]
Number of options granted		190,000
Exercise price | $ / shares		$ 1.11
Share based compensation expense		$ 126,113
Former CEO
Disclosure of transactions between related parties [line items]
Shares issued for debt settlement								$ 9,000
Number of shares issued for accounts payable and accrued liabilities (in shares) | shares								36,000	36,000
Former CFO
Disclosure of transactions between related parties [line items]
Shares issued for debt settlement								$ 12,000
Number of shares issued for accounts payable and accrued liabilities (in shares) | shares								48,000	48,000
Directors and officers
Disclosure of transactions between related parties [line items]
Number of options granted									465,000
Exercise price | $ / shares								$ 0.65
Convertible debentures face amount							$ 176,670